Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2025
Registrant Name	dei_EntityRegistrantName	MFS Active Exchange Traded Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0002018846
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2026
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jun. 27, 2025